Schedule of income tax expenses (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 1,676,633	$ 2,730,908	$ 1,210,947	$ 182,836
Total income tax expenses	$ 1,676,633	$ 2,730,908	$ 1,210,947	$ 182,836